SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
		Oct. 27, 2025	Oct. 23, 2025	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Nov. 20, 2026	Oct. 02, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized					2,666,666		2,666,666		2,666,666	2,666,666
Preferred stock shares, par value					$ 0.000075		$ 0.000075		$ 0.000075	$ 0.000075
Preferred stock, shares issued					0		0		0	0
Preferred stock, shares outstanding					0		0		0	0
Common stock, shares authorized					266,666,666		266,666,666		266,666,666	266,666,666
Common stock shares, par value					$ 0.000075		$ 0.000075		$ 0.000075	$ 0.000075
Forward stock split				the Company effected a 4-for-3 forward split of the outstanding shares.
Shares forfeited		300,000								300,000
Ordinary shares, shares issued					2,427,500		2,427,500		2,433,333	2,427,500
Ordinary shares, shares outstanding					2,427,500		2,427,500		2,433,333	2,427,500
Warrants and rights issued, description					Except in cases where the Company is not the surviving company in a business combination, each holder of a right is entitled to receive one-tenth (1/10) of one ordinary share upon consummation of the Company’s initial business combination. Rights will only convert into a whole number of ordinary shares; accordingly, holders must have ten (10) Rights to receive one (1) ordinary share.					Except in cases where the Company is not the surviving company in a business combination, each holder of a right is entitled to receive one-tenth (1/10) of one ordinary share upon consummation of the Company’s initial business combination. Rights will only convert into a whole number of ordinary shares; accordingly, holders must have ten (10) Rights to receive one (1) ordinary share.
Transaction-related expenses					$ 94,000
Common stock, value, issued									$ 128,000	$ 48,334
Goodvision Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized											1,000,000	1,000,000
Common stock shares, par value											$ 0	$ 0
Ordinary shares, shares issued											1,000,000	1,000,000
Ordinary shares, shares outstanding											1,000,000	1,000,000
Common stock par value											$ 0	$ 0
Additional paid in capital common stock											$ 0	$ 0
Weighted-average ordinary shares outstanding, basic											1,000,000	1,000,000
Weighted-average ordinary shares outstanding, diluted											1,000,000	1,000,000
Goodvision AI Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized					10,000		10,000				10,000
Common stock shares, par value					$ 5		$ 5				$ 5
Ordinary shares issued					10,000
Ordinary shares, shares issued					10,000		10,000				10,000
Ordinary shares, shares outstanding					10,000		10,000				10,000
Additional paid in capital common stock					$ 50,000		$ 50,000
debt instrument effective interest rate percentage													100.00%
Share price					$ 5.00		$ 5.00
Common stock, value, issued					$ 50,000
Shares issued for services					$ 50,000
Shares issued					10,000		10,000
Common stock, value, subscriptions					$ 50,000		$ 50,000
Weighted-average ordinary shares outstanding, basic	[1],[2]				10,000	10,000	10,000	10,000
Weighted-average ordinary shares outstanding, diluted	[1],[2]				10,000	10,000	10,000	10,000
Stock subscription receivable amount					$ 50,000		$ 50,000
Goodvision AI Inc [Member] | Goodvision Inc [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued														1,000,000
Ordinary shares, shares outstanding														1,000,000
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares issued									133,333	41,667
Shares forfeited										300,000
Common stock, value, issued									$ 10	$ 3
Common Stock [Member] | Goodvision Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized											1,000,000	1,000,000
Founders [Member]
Class of Stock [Line Items]
Ownership percentage				25.00%
IPO [Member]
Class of Stock [Line Items]
Ordinary shares issued			6,000,000

[1]	Shares and per share data have been retroactively restated to reflect the recapitalization (see Note 9).
[2]	Shares have been retroactively restated to reflect the recapitalization. See Note 9.